Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net defined benefit
Interest expense /(income)	€ (92)	€ (26)
Total	101	157	€ 153
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	205	196	211
Past service cost and gains on curtailments	(2)	(17)	(63)
Interest expense /(income)	(92)	(26)
Settlements	€ (10)	€ 4	€ 5